Other reserves - Schedule of Cash Flow Hedging Reserve (Details) - Cash flow hedging reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow hedging reserve
At 1 January	£ (5,476)	£ (457)	£ 1,629
Change in fair value of hedging derivatives	385	(5,050)	(1,633)
Net income statement transfers	1,325	31	(453)
At 31 December	(3,766)	(5,476)	(457)
Pre-tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	545	(6,990)	(2,279)
Net income statement transfers	1,838	43	(621)
Deferred tax
Cash flow hedging reserve
Change in fair value of hedging derivatives	(160)	1,940	646
Net income statement transfers	£ 513	£ 12	£ (168)